Financial Instruments - Summary of Financial Assets Classified by Type and Category (Detail) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Assets [Line Items]
Equity instruments	$ 127,854	$ 127,854
Trade and other receivables, current	1,449,294,549	1,509,513,355
Hedging derivatives, current	58,009,661	2,230,787
Other financial assets	67,736,634	3,530,216
Equity instruments	2,326,466	2,326,509
Trade and other non-current receivables	903,678,141	691,147,645
Hedging derivatives, non-current	9,275,919	57,480,749
Other financial assets	11,602,385	59,827,640
Financial assets at fair value through profit or loss, category [member]
Disclosure Of Financial Assets [Line Items]
Hedging derivatives, current	46,128	1,902,642
Total Current	46,128	1,902,642
Hedging derivatives, non-current		20,382
Total Non-current		20,382
Total	46,128	1,923,024
Financial assets measured at amortised cost [member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables, current	1,496,875,382	1,602,605,620
Other financial assets	9,552,991	156,773
Total Current	1,506,428,373	1,602,762,393
Trade and other non-current receivables	903,678,141	691,147,645
Total Non-current	903,678,141	691,147,645
Total	2,410,106,514	2,293,910,038
Financial assets at fair value through other comprehensive income [Member]
Disclosure Of Financial Assets [Line Items]
Equity instruments	127,854	127,854
Hedging derivatives, current	2,693,292	162,288,499
Total Current	2,821,146	162,416,353
Equity instruments	2,326,466	2,326,509
Total Non-current	2,326,466	2,326,509
Total	5,147,612	164,742,862
Derivatives Designated as Hedges [Member]
Disclosure Of Financial Assets [Line Items]
Hedging derivatives, current	58,009,661	2,230,787
Total Current	58,009,661	2,230,787
Hedging derivatives, non-current	9,275,919	57,480,749
Total Non-current	9,275,919	57,480,749
Total	$ 67,285,580	$ 59,711,536